Schedule of Investments February 29, 2020 (unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 74.5% (1)
Canadian Crude Oil Pipelines - 12.7% (1)
Enbridge Inc.	4,732,241	$177,127,781
Inter Pipeline Ltd.	7,290,974	107,877,626
Pembina Pipeline Corporation	4,838,097	174,276,021
		459,281,428
Canadian Natural Gas/Natural Gas Liquids Pipelines - 11.5% (1)
Keyera Corp.	4,499,215	108,001,272
TC Energy Corporation	5,898,598	308,791,605
		416,792,877
Monaco Marine Transportation - 0.0% (1)
GasLog Partners LP	269,306	1,020,670
United States Crude Oil Pipelines - 3.9% (1)
Plains GP Holdings, L.P. (2)	10,128,773	139,473,204
United States Diversified Infrastructure - 5.6% (1)
NextEra Energy, Inc.	346,376	87,549,998
Sempra Energy	829,679	115,972,531
		203,522,529
United States Natural Gas Gathering/Processing - 9.5% (1)
Antero Midstream Corporation	9,663,376	42,132,319
EnLink Midstream, LLC	5,785,271	22,041,883
Equitrans Midstream Corporation	8,365,638	59,061,404
Rattler Midstream LP	1,304,255	16,420,571
Targa Resources Corp.	6,278,926	203,437,202
		343,093,379
United States Natural Gas/Natural Gas Liquids Pipelines - 31.3% (1)
Altus Midstream Company (3)	3,195,575	4,665,540
Cheniere Energy, Inc. (3)	5,353,549	274,583,528
Kinder Morgan, Inc.	16,189,480	310,352,332
ONEOK, Inc.	4,422,174	295,047,449
The Williams Companies, Inc.	12,923,863	246,199,590
		1,130,848,439
Total Common Stock
(Cost $2,999,556,702)		2,694,032,526

Master Limited Partnerships - 23.5% (1)
United States Crude Oil Pipelines - 3.4% (1)
BP Midstream Partners LP	1,426,079	18,995,372
PBF Logistics LP	790,574	14,997,189
Shell Midstream Partners, L.P.	5,184,656	88,709,464
		122,702,025
United States Natural Gas Gathering/Processing - 1.6% (1)
CNX Midstream Partners LP	593,902	6,954,592
EQM Midstream Partners LP	370,088	6,424,728
Noble Midstream Partners LP	470,050	7,215,268
Western Midstream Partners, LP	3,000,125	39,181,633
		59,776,221
United States Natural Gas/Natural Gas Liquids Pipelines - 9.0% (1)
Energy Transfer LP	14,718,449	163,080,415
Enterprise Products Partners L.P.	6,945,022	162,096,813
		325,177,228
United States Other - 0.1% (1)
Westlake Chemical Partners LP	205,381	4,245,225
United States Refined Product Pipelines - 9.4% (1)
Holly Energy Partners LP	851,706	17,664,382
Magellan Midstream Partners, L.P.	1,970,150	107,471,682
MPLX LP	6,087,378	123,512,900
Phillips 66 Partners LP	1,666,029	90,581,997
		339,230,961
Total Master Limited Partnerships
(Cost $990,981,430)		851,131,660

Short-Term Investment - 2.1% (1)
United States Investment Company - 2.1% (1)
First American Government Obligations Fund, Class X, 1.49% (4)
(Cost $77,759,814)	77,759,814	77,759,814

Total Investments - 100.1% (1)
(Cost $4,068,297,946)		3,622,924,000
Other Assets in Excess of Liabilities, Net - (0.1%)(1)		(5,089,410)
Total Net Assets - 100.0%(1)		$3,617,834,590

(1)	Calculated as a percentage of net assets.
(2)	Represents an affiliated company as defined by the Investment Company Act of 1940.
(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of February 29, 2020.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,694,032,526	$-	$-	$2,694,032,526
Master Limited Partnerships	851,131,660	-	-	851,131,660
Short-Term Investment	77,759,814	-	-	77,759,814
Total Investments	$3,622,924,000	$-	$-	$3,622,924,000

Refer to the Fund's Schedule of Investments for additional industry information.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended February 29, 2020, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares
Plains GP Holdings, L.P.	8,603,956	1,524,817	-	10,128,773

	Value as of February 29, 2020	Dividend Income	Return of Capital	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Plains GP Holdings, L.P.	$139,473,204	$-	$3,405,546	$-	$33,847,561